Offerings - Offering: 1	Jul. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the 2026 Inducement Equity Incentive Plan
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	5.39
Maximum Aggregate Offering Price	$ 18,865,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,605.26
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock (the "Common Stock") that become issuable under the Registrant's 2026 Inducement Equity Incentive Plan (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. (2) Represents 3,500,000 shares of Common Stock reserved for issuance under the Inducement Plan as of the date of this Registration Statement. (3) Estimated in accordance with Rule 457(c) and (h) under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $5.39, which is the average of the high and low prices of shares of Common Stock on The Nasdaq Stock Market LLC ("Nasdaq") on July 21, 2026 (such date being within five business days of the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission (the "SEC")).